Operating Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Future Minimum Rental Commitments under Non-Cancellable Operating Leases

The minimum rental commitments under non-cancellable operating leases, with terms in excess of one year subsequent to December 31, 2014, are as follows:

Year ending December 31,
2015	$6,737
2016	7,114
2017	5,917
2018	5,748
2019	5,202
Thereafter	19,103

Total future commitment	49,821
Less: minimum sublease income to be received	(631)

Total future commitment, net of sublease income	$49,190